UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Spring Creek Capital, LLC
Address: 4111 East 37th Street North
         Wichita, Kansas  67220

13F File Number:  28-13357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Taylor
Title:     President
Phone:     316-828-5500

Signature, Place, and Date of Signing:

     /s/ Brian Taylor     Wichita, KS    May ___, 2013



Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
--------------------   ----
28-10337               Koch Industries, Inc.